Pay vs Performance Disclosure - USD ($)	12 Months Ended			24 Months Ended	36 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2024
Pay vs Performance Disclosure
Company Selected Measure Name					GAAP Revenue (6)(7)
Named Executive Officers, Footnote	Our Non-PEO NEOs, for each year presented above were:

Fiscal Year	Non-PEO NEOs
2024	Ashley Johnson, Robbie Schingler, Jr. and Kevin Weil
2023	Ashley Johnson and Robbie Schingler, Jr.
2022	Ashley Johnson and Kevin Weil

Peer Group Issuers, Footnote	The peer group used in this disclosure is the Nasdaq Computer Index, which is the same peer group used in the stock performance graph required by Item 201(e) of Regulation S-K and included in Part II, Item 5 of our Annual Report on Form 10-K for the year ended January 31, 2024.
PEO Total Compensation Amount	$ 6,250,741	$ 610,285	$ 10,863,643
PEO Actually Paid Compensation Amount	(38,589)	351,766	6,866,622
Non-PEO NEO Average Total Compensation Amount	2,789,191	1,024,613	12,275,147
Non-PEO NEO Average Compensation Actually Paid Amount	(1,738,432)	380,184	8,529,207
Equity Valuation Assumption Difference, Footnote	The following table summarizes the adjustments made to each of the PEO's total compensation and the average of the Non-PEOs' total compensation, in each case, reported in the Summary Compensation Table, as required by SEC rules, to calculate "Compensation Actually Paid" amounts included in the table above. The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU and PSU awards, the closing price per share as of the applicable date; (ii) for stock options, using the Black-Scholes option pricing model as of the applicable date; and (iii) for earn-out awards, using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied as of the applicable date. For further details, please see Note 16 to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended January 31, 2024. The valuation methods used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards. The fair value of the employee stock options granted during the fiscal years ended January 31, 2024, January 31, 2023, January 31, 2022, and January 31, 2021, was estimated using the following assumptions:

	Year Ended January 31,
	2024	2023	2022	2021
Weighted-average expected term (years)	3.1 - 4.7	3.6 - 5.1	3.6 -6.1	4.7 - 5.4
Expected volatility	58.23% - 74.68%	61.40% - 75.49%	55.90% - 63.92%	54.51% - 56.24%
Risk-free interest rate	3.46% - 4.8%	1.56% - 4.455%	0.33% - 1.685%	0.62%
Dividend yield	0.00%	0.00%	0.00%	0.00%

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	20.91	45.79	56.43
Peer Group Total Shareholder Return Amount	110.07	73.74	93.59
Net Income (Loss)	$ (140,509)	$ (161,966)	$ (137,124)
Company Selected Measure Amount	220,696	191,256	131,209
PEO Name	William Marshall			William Marshall
Measure:: 1
Pay vs Performance Disclosure
Name					GAAP Revenue
Measure:: 2
Pay vs Performance Disclosure
Name					Non-GAAP Adjusted EBITDA
PEO | Adj Type 1 Aggregate value for stock awards and option awards included in Summary Compensation Table Total Compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,750,272)	$ 0	$ (10,379,018)
PEO | Adj Type 2 Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,583,806	0	5,751,773
PEO | Adj Type 3 Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,422,646)	(815,992)	0
PEO | Adj Type 4 Vesting date fair value of awards granted and vested during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	866,335	0	630,224
PEO | Adj Type 5 Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting occured in covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(566,553)	146,059	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,743,352)	(487,409)
Non-PEO NEO | Adj Type 1 Aggregate value for stock awards and option awards included in Summary Compensation Table Total Compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,513,781)	(494,188)	(11,960,050)
Non-PEO NEO | Adj Type 2 Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,014,059	419,698	6,417,961
Non-PEO NEO | Adj Type 3 Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			655,031
Non-PEO NEO | Adj Type 4 Vesting date fair value of awards granted and vested during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	377,401	73,520	183,824
Non-PEO NEO | Adj Type 5 Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting occured in covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (661,950)	$ 156,050	$ 957,295